CONCENTRATIONS (Narrative) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Cash, FDIC Insured Amount	$ 250,000	$ 250,000
Cash, Uninsured Amount	$ 2,288,666	$ 4,701,783